SHARE-BASED COMPENSATION - Information Related to Share Options Outstanding (Details)	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	7,086,441	6,700,000	6,000,000
Weighted Average Remaining Contractual Life (years) | year	3.4
Weighted Average Exercise Price (C$/share)	$ 6.15	$ 6.81	$ 7.79
1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	2,700,000
Weighted Average Remaining Contractual Life (years) | year	3.2
Weighted Average Exercise Price (C$/share)	$ 3.56
5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	3,600,000
Weighted Average Remaining Contractual Life (years) | year	4.2
Weighted Average Exercise Price (C$/share)	$ 6.41
10.01 - 15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	800,000
Weighted Average Remaining Contractual Life (years) | year	0.3
Weighted Average Exercise Price (C$/share)	$ 13.17
Bottom of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	1.01
Bottom of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.01
Bottom of range | 10.01 - 15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	10.01
Top of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.00
Top of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	10.00
Top of range | 10.01 - 15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	$ 15.00